UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nancy Marks

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   11/24/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $   156,678.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM                             2609    52747 SH       SOLE                 50637      0  2110
Amgen Inc                      COM                             3449    57261 SH       SOLE                 54401      0  2860
Berkshire Hathaway-A           COM               084990175     3838       38 SH       SOLE                    19      0     0
Berkshire Hathaway-B           COM               084670207    17961     5405 SH       SOLE                  5182      0   223
Bristol Myers Squibb           COM                             3962   175924 SH       SOLE                169014      0  6910
Central Fund of Canada         COM                             9224   696176 SH       SOLE                665006      0 31145
Chevron Corp                   COM                             2345    33300 SH       SOLE                 31458      0  1842
ConocoPhillips                 COM                             2323    51430 SH       SOLE                 49285      0  2145
Johnson & Johnson              COM                             6130   100676 SH       SOLE                 96456      0  4220
Leucadia National Corp         COM               527288104     7336   296754 SH       SOLE                284824      0 11920
Lilly Eli & Co                 COM                             3486   105555 SH       SOLE                101080      0  4475
Markel Corporation             COM               mkl           3003     9106 SH       SOLE                  8706      0   400
Market Vectors Gold Miners ETF COM               gdx          19380   427907 SH       SOLE                411027      0 16880
Medtronic Inc                  COM                             5169   140474 SH       SOLE                134414      0  6050
Microsoft Corp                 COM               594918104     2725   105944 SH       SOLE                101469      0  4475
Newmont Mining Corp            COM                            15441   350786 SH       SOLE                335606      0 15175
Pan American Silver Corp       COM                            11714   513786 SH       SOLE                493406      0 20380
Pennsylvania Rl Est Tr         COM               709102107      233    30680 SH       SOLE                 30130      0   550
Pfizer Inc                     COM                            10377   627039 SH       SOLE                601701      0 25328
Plum Creek Timber Reit         COM                              948    30943 SH       SOLE                 28688      0  2255
Stryker Corp                   COM                             4915   108197 SH       SOLE                103782      0  4415
UnitedHealth Group, Inc.       COM                             5019   200440 SH       SOLE                192375      0  8065
Wal Mart Stores Inc            COM                             5554   113150 SH       SOLE                109629      0  3516
Walgreen Co                    COM                             4115   109827 SH       SOLE                105222      0  4605
Walt Disney Holding            COM                              206     7496 SH       SOLE                  7496      0     0
Washington Reit                COM               939653101     1516    52646 SH       SOLE                 51171      0  1475
Weingarten Realty Investors    COM               948741103      517    25935 SH       SOLE                 25410      0   525
Zimmer Holdings Inc            COM                             3181    59516 SH       SOLE                 57121      0  2395


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